Related Party Transactions	12 Months Ended
Dec. 31, 2021
Notes Payable-Related Party
7. Related Party Transactions

7.   Related Party Transactions

(a)

As at December 31, 2021, the Company owed $206,928 (2020 - $207,228) to the President of the Company for management fees and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2021, the Company incurred $144,000 (2020 - $144,000; 2019 - $156,000) to the President of the Company for management fees.

(b)	During the year ended December 31, 2021, the Company incurred $525,800 (2020 - $618,947; 2019 - $669,176) to directors of the Company for services.